                            OppenheimerFunds, Inc.
                          Two World Financial Center
                              225 Liberty Street
                           New York, NY 10281-1008

July 29, 2005

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

            Re:   OFI Tremont Core Strategies Hedge Fund
                  1933 Act File No. 333-89784/1940 Act File No. 811-21110
                  EDGAR Filing of Post Effective Amendment
                  ----------------------------------------

To the Securities and Exchange Commission:

      An electronic  ("EDGAR")  filing is hereby made under the Securities Act of 1933, as amended (the "1933 Act") and the  Investment  Company Act of 1940,
as amended  (the "1940 Act") on behalf of OFI Tremont  Core  Strategies  Hedge
Fund  (the  "Fund").  This  filing  is  subject  to  completion  and  includes
Post-Effective  Amendment No. 12 to the Fund's 1933 Act Registration Statement
on Form N-2 and Amendment No. 14 to its 1940 Act  Registration  Statement.  It
is proposed  this filing will become  effective on July 29, 2005,  pursuant to section 8(c).

      This filing contains the Fund's audited  financial  statements at fiscal year-end March 31, 2005, together with a signed Independent  Registered Public
Accounting Firm's consent.

      Please forward any comments you may have to Nancy Vann at  212.323.5089.
Thank you.

                                    Sincerely,

                                    /s/Lisa I. Bloomberg

                                    ------------------------------------------
                                    Vice President & Associate Counsel
                                    Phone: (212) 323-0560
                                    Fax: (212) 323-4071
                                    lbloomberg@oppenheimerfunds.com

cc:   Mayer, Brown, Rowe & Maw, LLP
      Ernst & Young, LLP
      Gloria LaFond